Inventories, Net	7 Months Ended	9 Months Ended
	Dec. 31, 2021	Sep. 30, 2022
Inventory Disclosure [Abstract]
Inventories, Net
5.	Inventories, Net
Inventories, net consisted of the following:

December 31, 2021
(In thousands)
Raw materials	$6,946
Work in process	453
Finished goods	11,935

19,334
Less: allowance for excess, slow-moving and obsolete inventory	(937)

$18,397

6. Inventories, Net
Inventories, net consisted of the following:

	September 30, 2022	December 31, 2021
	(In thousands)
Raw materials	$152,316	$148,376
Work in process	45,099	39,595
Finished goods	286,132	268,831

	483,547	456,802

LIFO reserve	(204)	1,129
Less: allowance for excess, slow-moving and obsolete inventory	(36,812)	(37,869)

	$446,531	$420,062

At September 30, 2022 and December 31, 2021, 33% and 34% of total inventories, respectively, were valued using the LIFO method.